Supplement to the

Fidelity® Variable Insurance Products

Asset ManagerSM Portfolio, Asset Manager: Growth® Portfolio, Investment Grade Bond Portfolio,
Money Market Portfolio, and Strategic Income Portfolio

Funds of Variable Insurance Products Fund V

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

Effective July 1, 2008, Richard Habermann no longer serves as co-manager of VIP Asset Manager and VIP Asset Manager: Growth and all references to Mr. Habermann in the "Management Contracts" section beginning on page 47 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 42.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

The following information replaces similar information found in the "Management Contracts" section on page 47.

Sub-Advisers - FMR U.K., FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. On behalf of VIP Strategic Income, FMR has entered into a sub-advisory agreement with FIIA. On behalf of VIP Strategic Income, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIIA, and not the funds, pay the sub-advisers.

The following information supplements similar information found in the "Management Contracts" section on page 51.

The following table provides information relating to other accounts managed by Ms. Bewick as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 19,284	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($398 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of VIP Strategic Income beneficially owned by Ms. Bewick was none.

The following information replaces the similar information found in the "Management Contracts" section on page 52.

Central Fund/Sub-Portfolio	Manager(s)
Developing country bond (sub-portfolio)	David Simner and Andrew Weir
Floating Rate Central Fund	Eric Mollenhauer
Emerging market debt (sub-portfolio)	Jonathan Kelly
High Income (sub-portfolio)	Mark Notkin
U.S. government bond (sub-portfolio)	William Irving

VINSCSC2B-08-06 October 30, 2008
1.869876.105

The following information supplements similar information found in the "Management Contracts" section on page 52.

The following table provides information relating to other accounts managed by Dr. Irving as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	7	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 28,181	$ 7,150	$ 514
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 506

* Includes VIP Strategic Income ($121 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of VIP Strategic Income beneficially owned by Dr. Irving was none.

For the money market fund, the following information replaces the similar information found in the "Fund Holdings Information" section beginning on page 62.

The fund may from time to time make full holdings available more frequently, including daily, if such disclosure is determined by FMR to be in the interest of fund shareholders. A fund may also from time to time provide or make available to third parties upon request specific fund level performance attribution information and statistics, or holdings information with respect to a specific security or company. Third parties may include variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

Supplement to the

Fidelity® Variable Insurance Products

Asset ManagerSM Portfolio, Asset Manager: Growth® Portfolio, Investment Grade Bond Portfolio,
Money Market Portfolio, and Strategic Income Portfolio

Funds of Variable Insurance Products Fund V

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

Effective July 1, 2008, Richard Habermann no longer serves as co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio and all references to Mr. Habermann in the "Management Contracts" section beginning on page 42 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 42.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

The following information replaces similar information found in the "Management Contracts" section beginning on page 42.

Sub-Advisers - FMR U.K., FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. On behalf of VIP Strategic Income, FMR has entered into a sub-advisory agreement with FIIA. On behalf of VIP Strategic Income, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and FIIA, and not the funds, pay the sub-advisers.

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

The following table provides information relating to other accounts managed by Ms. Bewick as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 19,284	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($398 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of VIP Strategic Income beneficially owned by Ms. Bewick was none.

The following information replaces the similar information found in the "Management Contracts" section on page 52.

Sub-Portfolio/Central Fund	Manager(s)
Developing country bond (sub-portfolio)	David Simner and Andrew Weir
Floating Rate Central Fund	Eric Mollenhauer
Emerging market debt (sub-portfolio)	Jonathan Kelly
High income (sub-portfolio)	Mark Notkin
U.S. government bond (sub-portfolio)	William Irving

VINVB-08-06 October 30, 2008
1.869875.105

The following information supplements similar information found in the "Management Contracts" section beginning on page 52.

The following table provides information relating to other accounts managed by Dr. Irving as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	7	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 28,181	$ 7,150	$ 514
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 506

* Includes VIP Strategic Income ($121 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of VIP Strategic Income beneficially owned by Dr. Irving was none.

For the money market fund, the following information replaces the similar information found in the "Fund Holdings Information" section beginning on page 62.

The fund may from time to time make full holdings available more frequently, including daily, if such disclosure is determined by FMR to be in the interest of fund shareholders. A fund may also from time to time provide or make available to third parties upon request specific fund level performance attribution information and statistics, or holdings information with respect to a specific security or company. Third parties may include variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.